Related Party Transactions - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ElectricTruck	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Automobile Lease
ABCI Office Lease
Related Party Transaction [Line Items]
Operating Lease Monthly Payment			$ 2,800
SRI Professional Services, Inc. [Member]
Related Party Transaction [Line Items]
Account paid in consideration of the service rendered			26,042
Operating Lease Monthly Payment			$ 7,771
SRI Professional Services, Inc. [Member] | SRI Leases Vehicles
Related Party Transaction [Line Items]
Number of properties under leases | Lease			2
Lease Commencement Date			Jan. 01, 2020
Operating Lease Monthly Payment			$ 3,880
SRI Professional Services, Inc. [Member] | SRI Leases Trailers
Related Party Transaction [Line Items]
Account paid in consideration of the service rendered		$ 81,293
Lease Commencement Date			Dec. 01, 2019
Operating Lease Monthly Payment			$ 3,891
SRI Professional Services, Inc. [Member] | E V T D S
Related Party Transaction [Line Items]
Lease Commencement Date			Jan. 01, 2020
Operating Lease Monthly Payment			$ 910
Alpha Bravo Charlie, Inc. | Used Automobiles
Related Party Transaction [Line Items]
Number of properties purchased | Automobile			2
Aggregrate purchase price		$ 33,250
Alpha Bravo Charlie, Inc. | Electric Truck
Related Party Transaction [Line Items]
Number of properties purchased | ElectricTruck	2
Aggregrate purchase price	$ 128,000		$ 83,000
Related party transaction, description of transaction			One of the vehicles purchased by the Company was subsequently sold to a customer of the Company in March 2021 and the second truck remains in the Company’s inventory at December 31, 2021.
Alpha Bravo Charlie, Inc. | Electric Truck | Maximum [Member]
Related Party Transaction [Line Items]
Aggregrate purchase price			$ 64,000